Related party disclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related party disclosures
29.	Related party disclosures

Platforme International Limited is a related party of J M F Neves. The Group generated commission of $460,000 (2018: $557,000) from Platforme International Limited. The Group had a $80,000 payable as at the end of December 31, 2019 (2018: $13,000 receivable).

Total compensation and benefits in kind (excluding share fulfuFbased payments) to key management personnel amounted to $1,793,000 (2018: $1,284,000). In addition to this, there was share based payment compensation of $26,376,000 (2018: $7,869,000).

Up until July 8, 2019, when it disposed of its investment in the Group, Conde Nast was a related party by virtue of its shareholding in the Group. In 2019, there were no transactions with Conde Nast. In 2018, the Group incurred marketing expenditure of $346,000 and had a $19,000 payable.

Up until October 21, 2017, when Fashion Concierge UK Limited was acquired, the Group made sales totaling, $110,000 to Fashion Concierge UK Limited. This was a related party of J M F Neves.

Alanui S.r.L. is a related party of New Guards Group Holding S.p.A, due to it being an associate of the Group. New Guards owns a stake of 53% but it does not have control over the entity. The Group recognized sales of $291,000 during the post-acquisition period between August and December 2019. As at December 31 2019, the Group had trade receivables of $291,000 (2018: nil) and trade payables of $188,000 (2018: nil).

The Group’s ultimate controlling party is J M F Neves by virtue of holding the majority of voting rights in the Group.